Summary of Activity in Restructuring Reserves (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Restructuring Cost And Reserve [Line Items]
Additions charged to expense	$ 42,310	$ 17,514
2020 MAP to Growth
Restructuring Cost And Reserve [Line Items]
Beginning balance	17,514
Additions charged to expense	42,310	17,514
Cash payments charged against reserve	(34,238)
Non-cash charges included above	(12,892)
Ending balance	12,694	17,514
2020 MAP to Growth | Severance and Benefit Costs
Restructuring Cost And Reserve [Line Items]
Beginning balance	9,957
Additions charged to expense	32,519	9,957
Cash payments charged against reserve	(31,219)
Non-cash charges included above	(6,420)
Ending balance	4,837	9,957
2020 MAP to Growth | Facility Closure and Other Related Costs
Restructuring Cost And Reserve [Line Items]
Beginning balance	6,184
Additions charged to expense	8,195	6,184
Cash payments charged against reserve	(3,019)
Non-cash charges included above	(3,503)
Ending balance	7,857	6,184
2020 MAP to Growth | Other Asset Write-offs
Restructuring Cost And Reserve [Line Items]
Beginning balance	1,373
Additions charged to expense	1,596	1,373
Non-cash charges included above	$ (2,969)
Ending balance		$ 1,373